Related party transactions	12 Months Ended
Jun. 30, 2018
Related party transactions [abstract]
Related party transactions

29. Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it.

Remunerations of the Board of Directors

The Business Companies Act of Argentina (Law N° 19,550), provides that the remuneration to the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed.

Some of the Group's Directors are hired under the Employment Contract Law N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Business Companies Act, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

Senior Management remuneration

The members of the Group’s senior management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The Company’s Senior Management in the Operation Center in Argentina is composed of as follows:

Name	Date of Birth	Position	Actual position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Arnaldo Jawerbaum	08/13/1966	Investment Manager	2017
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The Company’s Senior Management in the Operation Center in Israel is composed of as follows:

Name	Date of Birth	Position	Actual position since
Sholem Lapidot	22/10/1979	General Manager	2016
Gil Kotler	10/04/1966	Financial Manager	2016
Aaron Kaufman	03/03/1970	Vice president and General Assessor	2016

The total remuneration paid to members of senior management for their functions consists of a fix salary that takes account of the manager's backgrounds capacity and experience, plus an annual bonus based on their individual performance and the Group's results. Members of senior management participate in defined contributions and share-based incentive plans that are described in Note 28.

The aggregate compensation to the Senior Management of the Operations Center in Argentina for the year ended June 30, 2018 amounts to Ps. 23.

The aggregate compensation to the Senior Management of the Operations Center in Israel for the year ended June 30, 2018 amounts to Ps. 67.

Corporate Service Agreement with Cresud and IRSA CP

In due course, given that IRSA, Cresud and IRSA CP have operating overlapping areas, the Boards of Directors considered precedent to share certain services and thereby optimize operating costs, building on and enhancing the individual efficiencies of each of the companies in the different areas of operational management.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services ("Framework Agreement") was signed by IRSA, Cresud and IRSA CP, which was modified afterwards on the following dates: August 23, 2007; August 14, 2008; November 27, 2009; March 12, 201; July 11, 2011; October 15, 2012; November 12, 2013; February 24, 2014; February 18, 2015; November 12, 2015; May 5, 2017 and June 29, 2018.

Under this Framework Agreement, corporate services are provided in the following areas: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance, Shared Services Center, Administration for the Real Estate Business, Board of Directors, Human Resources for the Real Estate Business, Security, Corporate Legal department, Corporate Environment and Quality department, Technical Management, Infrastructure and Purchasing, Investments, Government Affairs, Hotels, Fraud Prevention, Bolívar, Attorneys, Audit Committee, Security.

Pursuant to this agreement, the companies hired an external consulting firm to review and evaluate half-yearly the criteria used in the process of liquidating the corporate services, as well as the basis for distribution and source documentation used in the process indicated above, by means of a half-yearly report.

The operations described above allows IRSA, Cresud and IRSA CP to keep its strategic and commercial decisions fully independent and confidential, with a cost and profit allocation on the basis of operating efficiency and equity.

Offices and Shopping Malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of his family members.

In addition, Tarshop, BACS, BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Visa S.A. rent offices owned by IRSA CP in different buildings.

Furthermore, we also let various spaces in our shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such as Tarshop S.A. and BHSA.

Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA's Board of Directors are: Eduardo S. Elsztain (President); Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us, Cresud and IRSA CP.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA. Fundación Museo de los Niños acts as special vehicle for the development of "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario". On October 29, 1999, our shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal Services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang is a partner and sits at the Board of Directors of the Group companies.

Purchase and sale of goods and/or service hiring

In the normal course of its business and with the aim of making resources more efficient, in certain occasions purchases and/or hires services which later sells and/or recovers for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase and sale of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

Investment in investment funds managed by BACS

The Group invests its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings generally accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, who provides collection services for our shopping malls.

Loan between Dolphin and IDBD

As described in Note 8 to these Consolidated Financial Statements Dolphin has granted a series of subordinated loans to IDBD (“the debt”). This debt has the following characteristics: i) it is subordinated, even in the case of insolvency, to all current or future debts of IDBD; (ii) will be reimbursed after payment of all the debts to their creditors; (iii) accrues interest at a rate of 0.5%, which will be added to the amount of the debt and will be payable only on the date the subordinated debt is amortized; (iv) Dolphin will not have a right to participate or vote in the meetings with IDBD creditors with respect to the subordinated debt; (v) as from January 1, 2016, Dolphin has the right, at its own discretion, to convert the debt balance into IDBD shares, at that time, whether wholly or partially, including the interest accrued over the debt until that date; (vi) if Dolphin opts to exercise the conversion, the debt balance will be converted so that Dolphin will receive IDBD shares according to a share price that will be 10% less than the average price of the last 30 days prior to the date the conversion option is exercised. In the event there is no market price per share, it will be determined in accordance with an average of three valuations made by external or independent experts, who shall be determined by mutual consent and, in the event of a lack of consent, will be set by the President of the Institute of Certified Public Accountants in Israel.

The following is a summary presentation of the balances with related parties as of June 30, 2018 and 2017:

Item	June 30, 2018	June 30, 2017
Trade and other receivables	748	1,434
Investments in financial assets	343	324
Trade and other payables	(191)	(172)
Borrowings	(10)	(11)
Total	890	1,575

Related company	June 30, 2018	June 30, 2017	Description of transaction	Item
Manibil S.A.	72	84	Contributions in advance	Trade and other receivables
New Lipstick LLC	585	-	Loans granted	Trade and other receivables
	7	-	Reimbursement of expenses receivables	Trade and other receivables
Condor	-	8	Dividends receivables	Trade and other receivables
	135	82	Public companies securities	Investments in financial assets
LRSA	29	29	Leases and/or rights of use	Trade and other receivables
	(1)	-	Reimbursement of expenses not yet paid	Trade and other payables
	7	-	Dividends receivables	Trade and other receivables
Other associates and joint ventures	-	-	Loans granted	Trade and other receivables
	1	8	Reimbursement of expenses receivables	Trade and other receivables
	-	(5)	Commissions	Trade and other payables
	(10)	(11)	Loans received	Borrowings
	(1)	-	Leases and/or rights of use not yet paid	Trade and other payables
	4	3	Leases and/or rights of use receivables	Trade and other receivables
	1	5	Management fees receivables	Trade and other receivables
	7	-	Loans granted	Trade and other receivables
	-	(1)	Advertising spaces not yet paid	Trade and other payables
	-	1	Share-based payments	Trade and other receivables
	1	-	Long-term incentive plan	Trade and other receivables
	(1)	(1)	Reimbursement of expenses not yet paid	Trade and other payables
Total associates and joint ventures	836	202
Cresud	(16)	(36)	Reimbursement of expenses not yet paid	Trade and other payables
	(56)	(22)	Corporate services not yet paid	Trade and other payables
	208	242	NCN	Investments in financial assets
	-	5	Leases and/or rights of use receivables	Trade and other receivables
	(2)	-	Leases and/or rights of use not yet paid	Trade and other payables
	(22)	-	Management fee	Trade and other payables
	(3)	-	Share-based payments	Trade and other payables
	-	(1)	Long-term incentive plan	Trade and other payables
Total parent company	109	188
IFISA	-	1,283	Loans granted	Trade and other receivables
Taaman	-	(24)	Leases and/or rights of use not yet paid	Trade and other payables
Willifood	-	(29)	Leases and/or rights of use not yet paid	Trade and other payables
RES LP	2	-	Reimbursement of expenses receivables	Trade and other receivables
	19	-	Dividends receivables	Trade and other receivables
Directors	(83)	(44)	Fees for services received	Trade and other payables
Others (1)	1	1	Leases and/or rights of use receivables	Trade and other receivables
	7	2	Fees not yet paid	Trade and other receivables
	(1)	(4)	Fees for services received	Trade and other payables
Total others	(55)	1,185
Total at the end of the year	890	1,575

(1)  Includes CAMSA. Avenida compras and Avenida Inc., Estudio Zang, Bergel & Viñes, Austral Gold, Fundación IRSA, Hamonet S.A., Museo de los Niños.

The following is a summary of the results with related parties for the years ended June 30, 2018 and 2017:

Related party	June 30, 2018	June 30, 2017	June 30, 2016	Description of transaction
BACS	17	1	6	Leases and/or rights of use
	-	39	21	Financial operations
Adama	-	293	16	Corporate services
Manibil	38	-	-	Corporate services
Condor	119	235	122	Financial operations
La Rural S.A.	12	-	-	Leases and/or rights of use
	13	-	-	Financial operations
Tarshop	16	14	12	Leases and/or rights of use
ISPRO - Mehadrin	117	-	57	Corporate services
Other associates and joint ventures	1	(4)	(8)	Financial operations
	7	16	3	Leases and/or rights of use
	5	-	-	Fees and remunerations
	(1)	-	-	Corporate services
	-	4	3	Management fees
Total associates and joint ventures	344	598	232
Cresud	5	2	7	Leases and/or rights of use
	(227)	(177)	(121)	Corporate services
	151	62	74	Financial operations
Total parent company	(71)	(113)	(40)
IFISA	56	(116)	31	Financial operations
Directors	(218)	(113)	(146)	Fees and remunerations
Estudio Zang, Bergel & Viñes	(15)	-	-	Fees and remunerations
Taaman	157	-	-	Corporate services
Fundación IRSA	(13)	-	-	Donations
Exportaciones Agroindustriales Arg.	(21)	-	-	Corporate services
BHN Vida S.A.	4	18	-	Leases and/or rights of use
Willifood	134	-	-	Corporate services
Others (1)	5	-	-	Corporate services
	1	4	(1)	Leases and/or rights of use
	13	-	-	Financial operations
	-	(9)	(8)	Donations
	4	-	-	Fees and remunerations
	-	(4)	(5)	Legal services
Total others	107	(220)	(129)
Total at the end of the year	380	265	63

(1) It includes Isaac Elsztain e Hijos, CAMSA. Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Viñes, and Fundación IRSA.

The following is a summary of the transactions with related parties for the years ended June 30, 2018 and 2017:

Related party	June 30, 2018	June 30, 2017	Description of the operation
La Rural S.A.	34	9	Dividends received
Cyrsa	-	7	Dividends received
Baicom	-	1	Dividends received
NPSF	9	12	Dividends received
Manaman	25	36	Dividends received
Manibil	-	19	Dividends received
Ramat Hanassi	20	-	Dividends received
PBEL	-	-	Dividends received
EMCO	91	101	Dividends received
Aviareps	-	36	Dividends received
Tourism & Recreation Holdings Ltd.	25	7	Dividends received
Condor	55	22	Dividends received
Banco Hipotecario	60	-	Dividends received
Cresud	882	-	Dividends paid
Helmir	5	-	Dividends paid
Total distribution	1,206	250
Manibil	45	38	Irrevocable contributions
Puerto Retiro	-	2	Irrevocable contributions
Avenida Inc.	7	-	Irrevocable contributions
Ramat Hanassi	9	102	Irrevocable contributions
PBS-Romania	-	7	Irrevocable contributions
Secdo / SixGill	34	-	Irrevocable contributions
PBEL	-	8	Irrevocable contributions
Secured Touch	5	-	Irrevocable contributions
Open Legacy	17	-	Irrevocable contributions
Quality	39	3	Irrevocable contributions
Total subsidiaries contributions	156	160
IFISA (see Note 4.)	1,968	-	Acquisition of non-controlling interest
Total other transactions	2,124	160